First Quarter Report
March 31, 2023 (Unaudited)
Columbia Seligman Premium Technology Growth Fund, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guaranteed • May Lose Value

Portfolio of Investments
Columbia Seligman Premium Technology Growth Fund, Inc., March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 10.5%
Entertainment 2.1%
Activision Blizzard, Inc.	80,282	6,871,336
Warner Bros Discovery, Inc.(a)	142,856	2,157,126
Total		9,028,462
Interactive Media & Services 5.9%
Alphabet, Inc., Class A(a),(b)	142,820	14,814,718
Alphabet, Inc., Class C(a)	86,000	8,944,000
Match Group, Inc.(a)	40,400	1,550,956
Total		25,309,674
Media 2.0%
Comcast Corp., Class A	58,625	2,222,474
Fox Corp., Class A	186,060	6,335,343
Total		8,557,817
Wireless Telecommunication Services 0.5%
T-Mobile US, Inc.(a)	13,200	1,911,888
Total Communication Services		44,807,841
Consumer Discretionary 1.9%
Broadline Retail 1.9%
eBay, Inc.	179,529	7,965,702
Total Consumer Discretionary		7,965,702
Financials 4.7%
Financial Services 4.7%
Fidelity National Information Services, Inc.	48,100	2,613,273
Fiserv, Inc.(a)	42,476	4,801,062
Visa, Inc., Class A	56,525	12,744,127
Total		20,158,462
Total Financials		20,158,462
Health Care 0.0%
Biotechnology 0.0%
Eiger BioPharmaceuticals, Inc.(a)	110,761	99,341
Total Health Care		99,341
Industrials 2.6%
Electrical Equipment 2.4%
Bloom Energy Corp., Class A(a)	518,601	10,335,718
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.2%
HireRight Holdings Corp.(a)	72,923	773,713
Total Industrials		11,109,431
Information Technology 79.6%
Communications Equipment 4.1%
Arista Networks, Inc.(a)	38,244	6,419,638
F5, Inc.(a)	38,700	5,638,203
Lumentum Holdings, Inc.(a)	83,610	4,515,776
Telefonaktiebolaget LM Ericsson, ADR	152,049	889,487
Total		17,463,104
Electronic Equipment, Instruments & Components 2.0%
Advanced Energy Industries, Inc.	74,983	7,348,334
National Instruments Corp.	23,200	1,215,912
Total		8,564,246
IT Services 3.1%
DXC Technology Co.(a)	87,400	2,233,944
GoDaddy, Inc., Class A(a)	135,585	10,537,666
Thoughtworks Holding, Inc.(a)	85,736	631,017
Total		13,402,627
Semiconductors & Semiconductor Equipment 37.8%
Analog Devices, Inc.	75,594	14,908,649
Applied Materials, Inc.(b)	127,686	15,683,671
Broadcom, Inc.(b)	34,586	22,188,302
GlobalFoundries, Inc.(a)	29,915	2,159,265
Lam Research Corp.(b)	55,072	29,194,769
Marvell Technology, Inc.	216,322	9,366,743
Microchip Technology, Inc.	94,100	7,883,698
NXP Semiconductors NV	33,200	6,190,970
ON Semiconductor Corp.(a)	40,200	3,309,264
Qorvo, Inc.(a)	59,175	6,010,405
QUALCOMM, Inc.	3,100	395,498
Rambus, Inc.(a)	95,850	4,913,271
Renesas Electronics Corp.(a)	546,500	7,913,764
Skyworks Solutions, Inc.	12,100	1,427,558
SMART Global Holdings, Inc.(a)	146,190	2,520,316
2	Columbia Seligman Premium Technology Growth Fund, Inc. | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synaptics, Inc.(a)	106,003	11,782,233
Teradyne, Inc.(b)	149,307	16,051,995
Total		161,900,371
Software 22.3%
Adeia, Inc.	339,088	3,004,320
Cerence, Inc.(a)	78,892	2,216,076
Dropbox, Inc., Class A(a)	441,135	9,537,339
Fortinet, Inc.(a)	130,720	8,687,651
Gen Digital, Inc.	348,248	5,975,936
Microsoft Corp.(b)	59,100	17,038,530
Oracle Corp.	125,800	11,689,336
Palo Alto Networks, Inc.(a)	51,033	10,193,331
Salesforce, Inc.(a)	15,900	3,176,502
Splunk, Inc.(a)	22,400	2,147,712
Synopsys, Inc.(a)	40,902	15,798,397
Tenable Holdings, Inc.(a)	32,150	1,527,447
VMware, Inc., Class A(a)	32,973	4,116,679
Xperi, Inc.(a)	49,884	545,232
Total		95,654,488
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 10.3%
Apple, Inc.(b)	159,300	26,268,570
Dell Technologies, Inc.	115,079	4,627,327
NetApp, Inc.	129,559	8,272,342
Western Digital Corp.(a)	137,349	5,173,937
Total		44,342,176
Total Information Technology		341,327,012
Total Common Stocks (Cost $233,558,862)		425,467,789

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(c),(d)	4,382,214	4,381,337
Total Money Market Funds (Cost $4,381,024)		4,381,337
Total Investments in Securities (Cost: $237,939,886)		429,849,126
Other Assets & Liabilities, Net		(1,101,385)
Net Assets		428,747,741

At March 31, 2023, securities and/or cash totaling $113,539,890 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Morgan Stanley	USD	(5,276,800)	(320)	180.00	9/15/2023	(176,868)	(204,800)
Comcast Corp	Morgan Stanley	USD	(1,815,889)	(479)	45.00	1/19/2024	(46,296)	(58,678)
NASDAQ 100 Index	Morgan Stanley	USD	(208,265,330)	(158)	13,400.00	4/21/2023	(1,099,603)	(2,550,120)
Total							(1,322,767)	(2,813,598)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2023.
Columbia Seligman Premium Technology Growth Fund, Inc. | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	15,758,690	12,463,963	(23,837,509)	(3,807)	4,381,337	3,099	75,100	4,382,214
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Seligman Premium Technology Growth Fund, Inc. | First Quarter Report 2023

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